STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)									1 Months Ended								3 Months Ended							12 Months Ended
	Mar. 27, 2023	Oct. 29, 2022	Feb. 03, 2022	Jan. 11, 2022	Nov. 05, 2021	Aug. 05, 2021	May 12, 2021	Nov. 24, 2017	Dec. 31, 2022	Dec. 30, 2022	Oct. 29, 2022	Sep. 30, 2022	Aug. 25, 2022	Feb. 21, 2022	Jan. 31, 2022	Feb. 26, 2021	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Shares available for grant									1,000,000								1,596,804	1,000,000						1,000,000
Preferred stock authorized									10,000,000								10,000,000	10,000,000						10,000,000	10,000,000
Preferred stock, shares issued																	0
Strike price																	$ 6.41
Preferred shares outstanding																	0
Common shares issued									7,156,876								7,169,339	7,156,876						7,156,876	4,111,047
Gross proceeds from sale of preferred and common stock																	$ 4,000,000							$ 1,299,000	$ 4,500,000
Share price			$ 4											$ 4
Conversion stock shares				710													710
Conversion price				$ 5.50													$ 5.50
Number of shares issued			1,325,000											198,750
Common stock issued for services, value			$ 5,300,000											$ 795,000
Proceeds from offering cost			$ 4,779,000											$ 739,350
Number of shares issued at shares														198,750
Aggregate common stock														$ 50,000,000
Stock issued for services																			$ 40,000
Converted to common stock shares													121,572
Stock issued for services																	$ 32,500				$ 40,000			157,500
Accrued offering costs												$ 260,816							260,816
Offering costs		$ 105,460									$ 105,460	$ 257,240							$ 257,240
Total compensation cost for stock options									$ 426,004									$ 426,004						$ 426,004
Vesting term																								3 years 3 months 18 days
Treasury stock shares									1,324								1,324	1,324						1,324	1,324		235
Treasury stock									$ 157,452								$ 157,452	$ 157,452						$ 157,452	$ 157,452		$ 148,000
Preferred Stock value																	$ 1,000
Preferred Stock, Par or Stated Value Per Share									$ 0.001								$ 0.001	$ 0.001						$ 0.001	$ 0.001
Share price														$ 4
Proceeds from offering cost														$ 739,350
Employee compensation																								$ 25,000
Fair market value percentage																								85.00%
Common Stock issued									1,000,000									1,000,000						1,000,000
Total compensation cost																	$ 350,876
Options to purchase shares of common stock																	665,000
Expected term																	3 years
Expected volatility																	72.00%
Discount rate																	0.97%
Employee Stock Options [Member]
Class of Stock [Line Items]
Number of incentive stock options									926,266								924,658	926,266						926,266
Shareholders One [Member]
Class of Stock [Line Items]
Repurchase of common stock																									$ 115	$ 84
Market value of stock repurchased																									$ 10.08	$ 7.00
Shareholders Two [Member]
Class of Stock [Line Items]
Repurchase of common stock																									$ 753	$ 140
Market value of stock repurchased																									$ 9.09	$ 6.30
Private Placement [Member]
Class of Stock [Line Items]
Private placement sold		83,667										818,335
Share price		$ 3.00									$ 3.00	$ 3.00							$ 3.00
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for services, shares																	12,463		9,758		7,198			43,959
Stock issued for services																	$ 12				$ 7			$ 43
Number of shares issued																					1,523,750			2,425,752
Stock issued for services , shares																	12,463
Weighted average price per share																					$ 2.61
Director [Member]
Class of Stock [Line Items]
Common stock issued for services, shares										16,335										10,668	7,198
Stock issued for services																				$ 40,000	$ 40,000
Stock issued for services									$ 37,500
Stock issued for services , shares																					7,198
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Strike price																							$ 4.32
Common stock issued for services, shares					3,726	4,032																7,223		9,560
Stock issued for services					$ 19,167	$ 30,000																$ 45,000		$ 50,000
Stock-based compensation expense																							$ 7,685
Employees And Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense																	$ 75,128				$ 250,577			$ 819,191	$ 262,411
Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock																$ 4,500,000
Convertible Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized									15,000								15,000	15,000						15,000	15,000
Preferred stock, shares issued									0								0	0						0	851
Preferred shares outstanding									0								0	0						0	851
Preferred Stock, Par or Stated Value Per Share									$ 1,000								$ 1,000	$ 1,000						$ 1,000	$ 1,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion amount																	$ 1,000							$ 1,000
Conversion price									$ 7.00								$ 7.00	$ 7.00						$ 7.00
Conversion stock shares																		851							854
Converted shares																		121,572							122,000
Converted to common stock shares													851
Series B Convertible Preferred Stock [Member] | Equity Unit Purchase Agreements [Member]
Class of Stock [Line Items]
Conversion amount								$ 2,830,000
Preferred stock, shares issued								2,830
Strike price								$ 1,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion stock shares															2,500										2,000
Converted shares															454,546										363,636
Series C Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																4,500
Proceeds from Issuance of Convertible Preferred Stock																$ 4,500,000
Convertible Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized									5,000								5,000	5,000						5,000	5,000
Preferred stock, shares issued									0								0	0						0	2,500
Preferred shares outstanding									0								0	0						0	2,500
Conversion stock shares				1,790													1,790
Series C preferred converted to common stock, shares															454,546
Preferred Stock, Par or Stated Value Per Share									$ 1,000								$ 1,000	$ 1,000						$ 1,000	$ 1,000
Series D Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		300									300	999							999
Proceeds from Issuance of Convertible Preferred Stock												$ 999,000
Gross proceeds from sale of preferred and common stock											$ 300,000	$ 3,454,003
Share price												$ 1,000							$ 1,000
Series D Convertible Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		300									300
Proceeds from Issuance of Convertible Preferred Stock		$ 300,000
Gross proceeds from sale of preferred and common stock		$ 551,001
Share price		$ 1,000									$ 1,000
Common Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Common shares issued												818,355							818,355
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Private placement sold		83,667
Share price		$ 3.00									3.00
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Share price		$ 1,000									$ 1,000	$ 1,000							$ 1,000
Number of shares issued		300										999
Gross proceeds private placement		$ 551,001										$ 3,454,003
Convertible Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized									4,000								4,000	4,000						4,000	4,000
Preferred stock, shares issued									1,299								1,299	1,299						1,299	0
Preferred shares outstanding									1,299								1,299	1,299						1,299	0
Preferred Stock, Par or Stated Value Per Share									$ 1,000								$ 1,000	$ 1,000						$ 1,000	$ 1,000
Series E Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	4,000
Proceeds from Issuance of Convertible Preferred Stock	$ 4,000,000
Convertible Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued									0								4,000	0						0
Preferred shares outstanding									0								4,000	0						0
Preferred Stock, Par or Stated Value Per Share	$ 1,000								$ 1,000								$ 1,000	$ 1,000						$ 1,000
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option																								not exceed 10 years
Voting rights																								more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of common stock																								$ 100,000
Two Thousands Twenty One Equity Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards																								1,000,000
Plan 2021 [Member]
Class of Stock [Line Items]
Number of shares issued							1,000,000
Plan 2016 [Member]
Class of Stock [Line Items]
Number of incentive stock options									269,658								271,266	269,658						269,658
Non Plan [Member]
Class of Stock [Line Items]
Number of incentive stock options									160,000								160,000	160,000						160,000